CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Comprehensive Income (loss)
Net loss	$ (65,772)	$ (82,751)	$ (30,781)
Other comprehensive loss:
Net unrealized (loss) gain on short-term investments	(5)	2
Reclassification of gains included in net loss		(3)
Total other comprehensive loss	(5)	(1)
Comprehensive loss	$ (65,777)	$ (82,752)	$ (30,781)